Note 11 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Note 11 - Commitments and Contingencies

11.   Commitments and Contingencies

Consulting Agreement.

On July 15, 2016, the Company executed an Engagement Letter (the “Agreement”) with Tobin & Company Securities, LLC, (“Tobin”) whereby Tobin will provide a variety of financial advisory services for consideration of $20,000. Upon the Company’s securing of investment through capital sources introduced to the Company by Tobin, Tobin will receive an additional fee equal to five percent (5%) of the total debt or equity proceeds received by the Company. The term of the Agreement is six months.

Employment Agreements

On April 15, 2016, the Company entered into employment agreements with two individuals for a term of one year. The Company agreed to issue an aggregate of 200,000 restricted shares as compensation and weekly monetary compensation that is on par with the value of the services provided by employees. On July 20 and July 26, 2016, the Company issued an aggregate of 200,000 shares to the employees.

Lease Agreements

The Company rents properties under non-cancellable lease agreements with a term of one year. Future minimum rental revenues under leases existing on our properties at September 30, 2016 through the end of their term, are as follows:

Fiscal Year 2016	$ 151,179
Fiscal Year 2017	237,783
Fiscal Year 2018	28,250
Fiscal Year 2019	8,413

Total	$ 425,625

Litigation

Other than the litigation identified herein, the Company is not presently subject to any material litigation nor, to its knowledge, is any material litigation threatened against the Company, which if determined unfavorably to the Company, would have a material adverse effect on the Company's consolidated financial position, consolidated results of operations, or consolidated cash flows.

a)   The Company, American Realty, and Performance Realty were named defendants in a civil matter pending in San Joaqin County, California brought by a current shareholder – Ronald Trinchitella and Billie Jean Trinchitella TTEE Trinchitella Family Trust DTD 7/15/1999. The plaintiff was a member in American Realty prior to the Share Exchange Agreement with the Company was effectuated. The plaintiff is seeking rescission damages against American Realty, i.e. a return of his investment, on the premise that Performance Realty was required to honor his demand for redemption of his units when, according to American Realty, honoring the redemption was at the sole discretion of Performance Realty. The Company was a defendant by virtue of its relationship with American Realty. On July 27, 2016, the Company was dismissed from the lawsuit due to the Court’s lack of personal jurisdiction over the Company. The remainder of the case has been stayed. The Company, American Realty, and Performance Realty deny all of the allegations alleged by plaintiff.

b)     The Company is a defendant in a civil matter pending in Maricopa county, Arizona brought by a current shareholder – Raymond and Winne Yule. The plaintiff was a member in American Realty prior to the Share Exchange Agreement with the Company was effectuated. The plaintiff alleges that American Realty promised a particular real estate investment strategy and were assured a certain rate of return. The plaintiff alleges that American Realty failed in these matters and seeks an unspecified claim for damages. The Company has denied all allegations and is defending the case.

Environmental Matters

The Company follows a policy of monitoring its properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at its properties, the Company is not currently aware of any environmental liability with respect to its properties that would have a material effect on its consolidated balance sheets, consolidated statements of operations, or consolidated cash flows. Additionally, the Company is not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability that management believes would require additional disclosure or the recording of a loss contingency.